Exceptional items	12 Months Ended
Oct. 31, 2019
Exceptional items [Abstract]
Exceptional items
4 Exceptional items

		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
Reported within Operating profit:	Note	$m	$m	$m
Integration costs		245.9	279.0	27.6
Pre-acquisition costs		-	43.0	58.0
Acquisition costs		1.5	27.1	2.6
Property related costs		16.3	38.1	5.6
Severance and legal costs		32.1	129.7	3.4
Divestiture		2.1	21.3	-
Gain on disposal of Atalla		(3.7)	-	-
		294.2	538.2	97.2
Reported within finance costs:
Finance costs incurred in escrow period	6	-	6.4	-
Reported within finance income:
Finance income earned in escrow period	6	-	(0.6)	-
		-	5.8	-
Exceptional costs before tax		294.2	544.0	97.2

Tax:
Tax effect of exceptional items		(54.3)	(105.9)	(11.6)
Tax exceptional item		-	(692.3)	-
		(54.3)	(798.2)	(11.6)
Reported within profit from discontinued operation (attributable to equity shareholders of the Company):
Gain on disposal of discontinued operation	37	(1,458.5)	-	-

Exceptional profit after tax		(1,218.6)	(254.2)	85.6

Exceptional items are allocated to the financial statement lines (for example: cost of sales) in the Consolidated statement of comprehensive income based on the nature and function of the costs, for example restructuring costs related to employees are classified where their original employment costs are recorded.

Integration costs
Integration costs of $245.9m for the 12 months ended October 31, 2019 arose from the continuing work being done in integrating the HPE Software business into Micro Focus as referred to in Item 5.A. Operating results. Other activities include system and processes integration costs. Integration costs of $279.0m in the 18 months ended October 31, 2018 (12 months to April 30, 2017: $27.6m) arose mainly from the work done to integrate Serena, GWAVA and the HPE Software business into the Micro Focus business.

Pre-acquisition costs
There were no pre-acquisition costs for the 12 months to October 31, 2019. Pre-acquisition costs of $43.0m for the 18 months ended October 31, 2018 (12 month ended April 30, 2017: $58.0m) related to the evaluation of the acquisition of HPE Software business which was announced in October 2016 and was completed on September 1, 2017. The costs related to due diligence work, legal work on the acquisition agreements, professional advisors on the transaction and pre-integration costs.

Acquisition costs
The  acquisition  costs  of  $1.5m  in the  12 months  ended  October 31,  2019  related  mostly to  acquisition of Interset Software Inc. (note 38). The acquisition costs in the 18 months ended October 31, 2018 of $27.1m included external costs in completing the acquisition of the HPE Software business and costs relating to the acquisition of COBOL-IT SAS. The external costs mainly relate to due diligence work, legal work on the acquisition agreements and professional advisors on the transaction. Costs of $2.6m in the 12 months to April 30, 2017 related to the acquisitions of Serena in May 2016 and GWAVA in October 2016.

Property related costs
Property related costs of $16.3m for the 12 months ended October 31, 2019 (18 months to October 31, 2018: $38.1m, 12 months to April 30, 2017: $5.6m) relate to the assessment and reassessment of leases on empty or sublet properties held by the Group, in particular in North America, and the cost of site consolidations resulting from the ongoing integration of the HPE software business into Micro Focus.

Severance and legal costs
Severance and legal costs of $32.1m for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $129.7m, 12 months to April 30, 2017: $3.4m) relate mostly to termination costs for employees after acquisition, relating to the integration of the HPE Software business into Micro Focus. The costs for the 12 months ended April 30, 2017 of $3.4m related to termination costs for senior Serena executives after acquisition.

Divestiture
Divestiture costs of $2.1m for the 12 months ended October 31, 2019 relate mostly to employee activities (18 months ended October 31, 2018: $21.3m, 12 months to April 30, 2017: $nil) relate mostly to fees paid to professional advisors involved in the disposal of the  SUSE business completed in 2019.

Gain on disposal of Atalla
The non-recurring gain on disposal of $3.7m for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $nil) relates to Atalla business disposal (note 37).

Finance income and finance costs
Finance costs of $6.4m and finance income of $0.6m for the 18 months ended October 31, 2018 (12 months to April 30 2017: $nil) related to interest (charged and gained) on additional term loan facilities drawn down in relation to the acquisition of the HPE Software business, between the date the facilities were drawn into escrow and the acquisition date. No such income or costs arose in the 12 months ended October 31, 2019.

Tax
The tax effect of exceptional items on the income statement is a credit of $54.3m for the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $798.2m credit, 12 months to April 30, 2017: $11.6m). The exceptional tax credit of $692.3m  in the 18 months ended October 31, 2018 (April 30, 2017: $nil) related to the impact of US tax reforms, comprised of a credit of $930.6m in respect of the re-measurement of deferred tax liabilities and a transition tax charge of $238.3m payable over eight years.

Gain on disposal of discontinued operation
The element of the profit for the period on the discontinued operation related to the gain on disposal is included as an exceptional item (note 37).